Lease Assets - Impairment losses and Related Recoverable Amounts for Reportable Segments (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 78.6
Recoverable amount	12.0
Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	66.7
Recoverable amount	8.4
United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	6.5
Recoverable amount	1.2
Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	5.4
Recoverable amount	2.4
Lease assets
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	59.1
Lease assets | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	50.4
Lease assets | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	4.8
Lease assets | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	3.9
Property and equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	19.5
Property and equipment | Canada | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	16.3
Property and equipment | United States | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	1.7
Property and equipment | Global | Reportable segments
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	$ 1.5